Schedule of accounts payable to related parties (Details) - Related Party [Member] - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
San Raffaele Hospital	€ 189,762	€ 170,888
San Raffaele Hospital [Member]
Related Party Transaction [Line Items]
San Raffaele Hospital	€ 189,762	€ 170,888